Fair Value Measurements (Details) - EBP 026 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	$ 1,390,600	$ 1,488,012
Assets Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	1,347,900	1,437,549
(Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	42,700	50,463
(Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	0	0
(Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	0	0
Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	1,347,900	1,437,549
Collective Trusts | Assets Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	1,347,900	1,437,549
Collective Trusts | (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	0	0
Collective Trusts | (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	0	0
Collective Trusts | (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	0	0
Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	33,124	41,050
Company Common Stock | Assets Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	0	0
Company Common Stock | (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	33,124	41,050
Company Common Stock | (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	0	0
Company Common Stock | (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	0	0
Mutual Funds, Common Stock, and Interest-Bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	9,576	9,413
Mutual Funds, Common Stock, and Interest-Bearing Cash | Assets Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	0	0
Mutual Funds, Common Stock, and Interest-Bearing Cash | (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	9,576	9,413
Mutual Funds, Common Stock, and Interest-Bearing Cash | (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	0	0
Mutual Funds, Common Stock, and Interest-Bearing Cash | (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments reported at fair value	$ 0	$ 0